Right-of-use asset/Lease Liability	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Right-of-use asset/Lease Liability	Right-of-use asset/Lease Liability
In July 2021, Metamou entered into a 12 -month period bareboat charter with the third-party owners of the vessel Stelios Y. The charter included an option for Metamou to purchase the vessel at the end of the bareboat charter period, which Metamou exercised. The vessel was delivered to Metamou in November 2021. Pursuant to the charter, Metamou paid to the owners an advance of $9,000 as security for its correct fulfillment, and daily charter hire of $14,500 from lease commencement until the end of the lease period. At the end of the bareboat charter period in November 2022, Metamou paid an additional $18,000, whereupon ownership of the vessel passed to Metamou.

Right-of-use asset in the amount of $31,938 as of December 31, 2021 represents the advance payments and the initial direct costs paid for the vessel Stelios Y and the present value of the future lease payments due under this bareboat charter entered for the vessel during the year ended December 31, 2021, amounting to $32,160 net of amortization of $222. At the end of the bareboat charter period in November 2022, whereupon ownership of the vessel passed to Metamou, the Right-of-use asset in the amount of $30,637, representing the advance payments and the initial direct costs paid for the vessel Stelios Y and the present value of the future lease payments due under this bareboat charter amounting to $32,160 net of amortization of $1,523, were transferred to Vessel cost and Accumulated depreciation, respectively.

Lease liability in the amount of $21,945 as of December 31, 2021, represents the outstanding balance of the present value of the future lease payments under the bareboat charter. The Company determined that the bareboat charter did not contain an implicit borrowing rate. Therefore, the discount rate that was used for the recognition of this lease was the estimated annual incremental borrowing rate for this type of asset which was estimated at 2.69%. The lease liability expired in November 2022.

The table below presents the components of the Company’s finance lease expense for the year ended December 31, 2021 and 2022:

		December 31,
Description	Location in Statement of Operations	2021	2022
Finance lease cost:
Amortization of Right-of-use asset	Depreciation and amortization	$222	$1,301
Interest on Lease liability	Interest expense	73	463
Total		$295	$1,764